Additional Information	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Additional Information

Note 18. Additional Information:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Research and development expense	$128	$144	$177

Advertising expense	$5	$5	$6

Interest and other debt expense, net:
Interest expense	$1,220	$1,136	$1,189
Interest income	(4)	(3)	(4)

	$1,216	$1,133	$1,185

Interest expense of financial services operations included in cost of sales	$—	$—	$20

Rent expense	$63	$58	$55

Minimum rental commitments and sublease income under non-cancelable operating leases, including amounts associated with closed facilities primarily from the integration of UST (see Note 5. Asset Impairment, Exit, Implementation and Integration Costs), in effect at December 31, 2011, were as follows:

(in millions)	Rental Commitments	Sublease Income
2012	$56	$2
2013	46	3
2014	37	3
2015	25	4
2016	21	4
Thereafter	110	29

	$295	$45